Share-Based Payments (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefits from share-based awards	$ 7,497	$ 10,148	$ 10,814
Cash received from stock options exercised	300	16,700	26,500
Tax deductions related to stock options exercised	$ 100	$ 12,000	$ 14,800
Weighted average fair value of options granted (in usd per share)	$ 6.76	$ 6.59	$ 5.72
Total intrinsic value of options exercised	$ 300	$ 30,800	$ 38,100
Unrecognized compensation expense related to unvested share-based awards granted	67,930
Tax benefit from share-based awards	$ 0	$ (17,162)	$ (22,544)
Nonvested Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of nonvested shares granted (in usd per share)	$ 41.89	$ 35.04	$ 30.62
Unrecognized expense over weighted-average period (in years)	2 years 14 days
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period	1,244,045	1,289,349	1,728,056
Tax benefit from share-based awards	$ 7,401	$ 6,914	$ 11,701